INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (389)	$ 70,084	$ 51,843
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense (benefit)	$ (89)	$ 16,119	$ 11,924
Excess tax benefits related to share-based compensation	(3,645)	(6,391)	(6,726)
Non-deductible expenses	3,054	3,002	3,011
Intra-entity intellectual property transfer	5,036		1,768
Unrecognized tax benefits	(322)	1,343	697
Foreign and preferred enterprise tax rates differential	1,714	(6,717)	(5,710)
Impact of CARES Act	(683)
Other	304	(336)	(193)
Income tax expense	$ 5,369	$ 7,020	$ 4,771